Stock-Based Compensation - Summary of Market Prices of Common Stock (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Based Compensation [Line Items]
Market value of Southwest Gas stock	$ 42.41	$ 42.49	$ 36.67